FAIR VALUE OF FINANCIAL INSTRUMENTS - Financial Instrument Classification (Details) - USD ($) $ in Millions	Jun. 30, 2025	Dec. 31, 2024
Disclosure of financial assets [line items]
Financial assets	$ 65,191	$ 61,698
Financial assets	65,191	61,698
Disclosure of financial liabilities [line items]
Financial liabilities	300,707	285,251
Financial liabilities	299,318	284,508
Corporate borrowings
Disclosure of financial liabilities [line items]
Financial liabilities	14,973	14,232
Financial liabilities	14,257	13,471
Property-specific borrowings and subsidiary borrowings [Member]
Disclosure of financial liabilities [line items]
Financial liabilities	235,661	220,560
Financial liabilities	234,988	220,578
Property-specific borrowings
Disclosure of financial liabilities [line items]
Financial liabilities	218,535	204,558
Financial liabilities	217,824	204,502
Subsidiary borrowings
Disclosure of financial liabilities [line items]
Financial liabilities	17,126	16,002
Financial liabilities	17,164	16,076
Accounts payable and other
Disclosure of financial liabilities [line items]
Financial liabilities	46,678	45,700
Financial liabilities	46,678	45,700
Subsidiary equity obligations
Disclosure of financial liabilities [line items]
Financial liabilities	3,395	4,759
Financial liabilities	3,395	4,759
Cash and cash equivalents
Disclosure of financial assets [line items]
Financial assets	13,703	15,051
Financial assets	13,703	15,051
Government bonds
Disclosure of financial assets [line items]
Financial assets	2,338	1,383
Financial assets	2,338	1,383
Corporate bonds
Disclosure of financial assets [line items]
Financial assets	4,985	2,730
Financial assets	4,985	2,730
Fixed income securities and other
Disclosure of financial assets [line items]
Financial assets	7,384	7,888
Financial assets	7,384	7,888
Common shares and warrants
Disclosure of financial assets [line items]
Financial assets	5,775	5,744
Financial assets	5,775	5,744
Loans and notes receivables
Disclosure of financial assets [line items]
Financial assets	9,486	8,142
Financial assets	9,486	8,142
Other financial assets
Disclosure of financial assets [line items]
Financial assets	29,968	25,887
Financial assets	29,968	25,887
Accounts receivable and other
Disclosure of financial assets [line items]
Financial assets	21,520	20,760
Financial assets	$ 21,520	$ 20,760